Tax assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Tax credits recognized in equity	R$ 315,477,464	R$ 339,389,357	R$ 139,356,609
Measurement of securities at fair value through other comprehensive income	308,792,800	333,401,042	136,550,936
Measurement of cash flow hedge	3,032,990	2,607,676	223,487
Measurement of investment hedge	1,421,361	562,353	562,353
Measurement of defined benefit plan	2,230,313	2,818,286	2,019,833
Tax expenses recognized in equity	(320,585,520)	(346,808,871)	(140,799,732)
Measurement of securities at fair value through other comprehensive income	(309,559,753)	(335,837,710)	(133,417,362)
Measurement of cash flow hedge	(3,361,605)	(2,628,353)	(430,444)
Measurement of investment hedge	(1,421,361)	(1,421,361)	(1,421,361)
Measurement of defined benefit plan	(6,242,801)	(6,921,447)	(5,530,565)
Total	R$ (5,108,056)	R$ (7,419,514)	R$ (1,443,123)